Related Party Disclosures - Compensation to Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	$ 29	$ 53	$ 12
Short-term benefits
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	5	8	11
Share-based payments
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	19	42	0
Board of Directors
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	$ 5	$ 3	$ 1